Investments in Joint Ventures (Details) - Schedule of financial position of the joint ventures - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Real estate properties, at fair value	$ 13,539.0	$ 9,615.7
Other assets	316.1	256.1
Total assets	13,855.1	9,871.8
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	3,452.9	2,487.5
Other liabilities	213.9	162.4
Total liabilities	3,666.8	2,649.9
Total equity	10,188.3	7,221.9
Total liabilities and equity	$ 13,855.1	$ 9,871.8